PREMISES AND EQUIPMENT, NET - Premises and equipment in operating leases (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PREMISES AND EQUIPMENT, NET
Beginning Balance	$ 1,792,142	$ 1,432,682
Additions	1,310,836	813,268
Expenses depreciation	(264,223)	(179,000)
Disposals	(41,815)	(10,176)
Assets classified as held for sale	(259,680)	(264,632)
Ending Balance	2,537,260	1,792,142
Cost
PREMISES AND EQUIPMENT, NET
Beginning Balance	2,373,634	1,970,844
Additions	1,310,836	826,447
Disposals	(41,742)	(17,416)
Assets classified as held for sale	(406,055)	(406,241)
Ending Balance	3,236,673	2,373,634
Cost | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance		103
Additions	2,091
Disposals		(103)
Ending Balance	2,091
Cost | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	74,120	55,989
Additions	54,293	28,059
Disposals	(1,996)	(3,410)
Assets classified as held for sale	(5,346)	(6,518)
Ending Balance	121,071	74,120
Cost | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	2,299,514	1,914,752
Additions	1,254,452	798,388
Disposals	(39,746)	(13,903)
Assets classified as held for sale	(400,709)	(399,723)
Ending Balance	3,113,511	2,299,514
Accumulated depreciation
PREMISES AND EQUIPMENT, NET
Beginning Balance	(581,492)	(538,162)
Additions		(13,179)
Expenses depreciation	(264,223)	(179,000)
Disposals	(73)	7,240
Assets classified as held for sale	146,375	141,609
Ending Balance	(699,413)	(581,492)
Accumulated depreciation | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance		(85)
Expenses depreciation	(106)	(5)
Disposals		90
Ending Balance	(106)
Accumulated depreciation | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	(30,412)	(25,542)
Expenses depreciation	(23,106)	(13,911)
Disposals	1,659	3,127
Assets classified as held for sale	4,975	5,914
Ending Balance	(46,884)	(30,412)
Accumulated depreciation | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	(551,080)	(512,535)
Additions		(13,179)
Expenses depreciation	(241,011)	(165,084)
Disposals	(1,732)	4,023
Assets classified as held for sale	141,400	135,695
Ending Balance	$ (652,423)	$ (551,080)